ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Aug. 31, 2021
Accounts Receivable [Abstract]
Disclosure of detailed information about balances of accounts receivables
The Company’s accounts receivable included the following balances as of August 31, 2021 and August 31, 2020:

	AUGUST 31, 2021	AUGUST 31, 2020
Gross trade receivables	$20,915	$11,995
Less: reserves for product returns and price adjustments	(710)	(899)
Trade receivables	20,205	11,096
Harmonized sales taxes receivable	195	728
Sublease rental receivable (Note 15)	288	—
Accrued investment income	99	—
Government programs	187	2,936
Other accounts receivable	61	—
Less: Expected credit losses	—	(13)
	$21,035	$14,747